Allmerica

          FINANCIAL SERVICES __________________________________________________

[GRAPHIC]

                                               . Group Vari-Exceptional
                                                 Life Plus


                          [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001

General Information

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)

John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

Investment Advisers
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Government Bond Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Miller Anderson & Sherrerd, LLP
     One Tower Bridge, West Conshohocken, PA 19428
        Core Equity Fund

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management
     North America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd., Pasadena,
     California 91105
        Select Strategic Income Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
   Delaware Group Premium Fund, Inc. International Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP Overseas Portfolio
   Fidelity VIP II Asset Manager Portfolio
   Fidelity VIP II Contrafund Portfolio
   Fidelity VIP II Index 500 Portfolio

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Aggressive Growth Portfolio

Morgan Stanley Asset Management
1585 Broadway, NewYork, NY 10038
   UIF Technology Portfolio

Pacific Investment Management Company
840 Newport Center Dr., Newport Beach, CA 92660
   PIMCO Total Return Bond II Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

Product Performance Summary

Group Vari-Exceptional Life Plus (FAFLIC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                       With Surrender and
                                                                     Monthly Policy Charges                   Monthly Policy Charges

                                                                                   10 Years                                 10 Years
                                               Sub-                    10 Years  or Life of                     10 Years  or Life of
                                            Account                     or Life        Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                       11/13/96  -19.31%  10.55%     12.21%       9.76%  -100.00%   3.31%      8.32%       0.92%
AIT Equity Index Fund                      11/13/96  -15.48%  13.08%     13.59%      12.00%  -100.00%   5.85%      9.74%       3.19%
AIT Government Bond Fund                   11/13/96    8.79%   5.35%      5.60%       5.07%  -100.00%  -1.88%      1.40%      -3.86%
AIT Money Market Fund                      11/13/96    5.06%   4.63%      3.99%       4.56%  -100.00%  -2.61%     -0.24%      -4.38%
AIT Select Aggressive Growth Fund          11/13/96  -35.78%   3.43%     10.54%       2.92%  -100.00%  -3.81%      6.12%      -6.06%
AIT Select Capital Appreciation Fund       11/13/96   -0.76%   9.60%     15.87%      11.00%  -100.00%   2.37%      9.84%       2.18%
AIT Select Emerging Markets Fund            3/10/00  -33.06%     N/A     -7.81%     -35.55%  -100.00%     N/A    -27.73%    -100.00%
AIT Select Growth Fund                     11/13/96  -29.12%  11.29%     11.14%      10.20%  -100.00%   4.05%      6.74%       1.36%
AIT Select Growth and Income Fund          11/13/96  -15.19%   8.55%      9.90%       7.64%  -100.00%   1.32%      5.46%      -1.24%
AIT Select International Equity Fund       11/13/96  -21.98%   6.14%      7.21%       5.29%  -100.00%  -1.10%      1.79%      -3.63%
AIT Select Investment Grade
Income Fund                                11/13/96    9.38%   5.96%      6.80%       5.44%  -100.00%  -1.28%      2.70%      -3.48%
AIT Select Strategic Growth Fund            3/10/00  -44.03%     N/A    -13.71%     -35.02%  -100.00%     N/A    -34.65%    -100.00%
AIT Select Strategic Income Fund                N/A      N/A     N/A      8.04%         N/A       N/A     N/A    -99.25%         N/A
AIT Select Value Opportunity Fund          11/13/96   28.22%  13.31%     13.15%      13.74%   -95.30%   6.07%      8.46%       4.95%

Delaware Group Premium Fund
DGPF International Equity Series           11/13/96   -8.46%   5.74%      7.94%       5.08%  -100.00%  -1.50%      3.35%      -3.85%

Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio       11/13/96    9.40%  11.01%     14.46%      10.54%  -100.00%   3.78%     10.64%       1.70%
Fidelity VIP Growth Portfolio              11/13/96  -24.16%  13.52%     16.15%      13.71%  -100.00%   6.28%     12.37%       4.92%
Fidelity VIP High Income Portfolio         11/13/96  -25.06%  -2.31%      6.12%      -3.31%  -100.00%  -9.57%      1.99%     -12.45%
Fidelity VIP Overseas Portfolio            11/13/96  -25.23%   5.29%      7.19%       5.20%  -100.00%  -1.94%      3.11%      -3.72%
Fidelity VIP II Asset Manager Portfolio    11/13/96   -7.55%   8.15%      9.23%       7.34%  -100.00%   0.91%      5.23%      -1.55%
Fidelity VIP II Index 500 Portfolio             N/A  -15.57%  13.12%     14.01%         N/A  -100.00%   5.89%      9.68%         N/A

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC and are net of all product charges (including surrender charges) if applicable for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Group Vari-Exceptional Life Plus (FAFLIC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                       With Surrender and
                                                                     Monthly Policy Charges                   Monthly Policy Charges

                                                                                   10 Years                                 10 Years
                                               Sub-                    10 Years  or Life of                     10 Years  or Life of
                                            Account                     or Life        Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio         N/A  -51.23%   9.24%     14.88%         N/A  -100.00%   2.00%     10.01%         N/A

PIMCO Variable Insurance Trust
PIMCO Total Return Bond II Portfolio            N/A    8.67%     N/A      6.60%         N/A  -100.00%     N/A    -49.68%         N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                   3/10/00  -28.26%   2.00%      4.07%     -26.69%  -100.00%  -5.24%     -1.38%    -100.00%

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC and are net of all product charges (including surrender charges) if applicable for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Group Vari-Exceptional Life Plus (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                       With Surrender and
                                                                     Monthly Policy Charges                   Monthly Policy Charges

                                                                                   10 Years                                 10 Years
                                               Sub-                    10 Years  or Life of                     10 Years  or Life of
                                            Account                     or Life        Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                         5/1/95  -19.31%  10.55%     12.21%      13.22%  -100.00%   3.31%      8.32%       7.16%
AIT Equity Index Fund                        5/1/95  -15.48%  13.08%     13.59%      15.52%  -100.00%   5.85%      9.74%       9.48%
AIT Government Bond Fund                     5/1/95    8.79%   5.35%      5.60%       5.40%  -100.00%  -1.88%      1.40%      -0.75%
AIT Money Market Fund                        5/1/95    5.06%   4.63%      3.99%       4.54%  -100.00%  -2.61%     -0.24%      -1.63%
AIT Select Aggressive Growth Fund            5/1/95  -35.78%   3.43%     10.54%       8.72%  -100.00%  -3.81%      6.12%       2.61%
AIT Select Capital Appreciation Fund         5/3/95   -0.76%   9.60%     15.87%      15.87%  -100.00%   2.37%      9.84%       9.83%
AIT Select Emerging Markets Fund            11/9/98  -33.06%     N/A     -7.81%      -0.32%  -100.00%     N/A    -27.73%     -37.34%
AIT Select Growth Fund                       5/1/95  -29.12%  11.29%     11.14%      13.95%  -100.00%   4.05%      6.74%       7.89%
AIT Select Growth and Income Fund            5/1/95  -15.19%   8.55%      9.90%      11.64%  -100.00%   1.32%      5.46%       5.56%
AIT Select International Equity Fund         5/1/95  -21.98%   6.14%      7.21%       8.21%  -100.00%  -1.10%      1.79%       2.09%
AIT Select Investment Grade
Income Fund                                  5/1/95    9.38%   5.96%      6.80%       6.16%  -100.00%  -1.28%      2.70%       0.01%
AIT Select Strategic Growth Fund             3/5/99  -44.03%     N/A    -13.71%     -17.50%  -100.00%     N/A    -34.65%     -75.62%
AIT Select Strategic Income Fund                N/A      N/A     N/A      8.04%         N/A       N/A     N/A    -99.25%         N/A
AIT Select Value Opportunity Fund            5/1/95   28.22%  13.31%     13.15%      15.15%   -95.30%   6.07%      8.46%       9.11%

Delaware Group Premium Fund
DGPF International Equity Series             7/2/96   -8.46%   5.74%      7.94%       5.76%  -100.00%  -1.50%      3.35%      -1.49%

Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio         5/1/95    9.40%  11.01%     14.46%      12.95%  -100.00%   3.78%     10.64%       6.89%
Fidelity VIP Growth Portfolio                5/1/95  -24.16%  13.52%     16.15%      16.56%  -100.00%   6.28%     12.37%      10.53%
Fidelity VIP High Income Portfolio           5/1/95  -25.06%  -2.31%      6.12%       0.72%  -100.00%  -9.57%      1.99%      -5.52%
Fidelity VIP Overseas Portfolio              5/1/95  -25.23%   5.29%      7.19%       6.56%  -100.00%  -1.94%      3.11%       0.42%
Fidelity VIP II Asset Manager Portfolio      5/1/95   -7.55%   8.15%      9.23%       9.41%  -100.00%   0.91%      5.23%       3.31%
Fidelity VIP II Contrafund Portfolio            N/A  -15.75%  12.49%     16.45%     -15.70%  -100.00%   5.25%     10.69%     -68.66%
Fidelity VIP II Index 500 Portfolio         5/25/99  -15.57%  13.12%     14.01%      -2.11%  -100.00%   5.89%      9.68%     -61.48%

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Group Vari-Exceptional Life Plus (AFLIAC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                       With Surrender and
                                                                     Monthly Policy Charges                   Monthly Policy Charges

                                                                                   10 Years                                 10 Years
                                               Sub-                    10 Years  or Life of                     10 Years  or Life of
                                            Account                     or Life        Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio         N/A  -51.23%   9.24%     14.88%         N/A  -100.00%   2.00%     10.01%         N/A

PIMCO Variable Insurance Trust
PIMCO Total Return Bond II Portfolio            N/A    8.67%     N/A      6.60%         N/A  -100.00%     N/A    -49.68%         N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                   2/12/96  -28.26%   2.00%      4.07%       2.91%  -100.00%  -5.24%     -1.38%      -3.98%

The Universal Institutional Funds, Inc.
UIF Technology Portfolio                    5/31/00  -58.28%     N/A    -27.55%     -47.08%  -100.00%     N/A   -100.00%    -100.00%

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

Variable Life Insurance Product Information
--------------------------------------------------------------------------------
Group Vari-Exceptional Life Plus

Product Description
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age 80 years old or under. The Certificate is variable because the Certificate Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Certificate Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access
--------------------------------------------------------------------------------
Certificate Owners may access certificate cash values through loans or withdrawals. Loans and withdrawals will reduce the Certificate Value and Death Benefit.

Fixed Account Information
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the general account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the Certificate Value associated with the premium becomes security for a Certificate Loan. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the certificate is in effect. The Death Benefit is at least the Surrender Value of the Certificate after the final premium payment date.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. These charges vary by product version but will not exceed maximums listed below. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: The certificate provides for a contingent deferred sales and administrative charge varying by product version which will be deducted upon full surrender of the certificate or a decrease in the face amount. The maximum surrender charge remains level for 24 months, reduces uniformly each month for the balance of the surrender charge period and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, if applicable, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 fee per transfer, however, this charge will never exceed $25.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to the greater of $2.50 per $1,000 of the increase or decrease to a maximum of $40 will be assessed.

Premium Expense Charge: Current charges vary by product version up to 10% guaranteed.

Monthly Administration Charge: A monthly charge is assessed against the certificate to cover administration. The current charge varies by product version up to $10 guaranteed.

Monthly Mortality and Expense Risk Charge: Current charges vary by product version up to a guaranteed effective annual rate of 0.90%

Allocation Change Charge: A charge may be assessed, not to exceed $25, for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other certificate variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                       Group Vari-Exceptional Life Plus

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

Group Vari-Exceptional Life Plus is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY)
         and offered by Allmerica Investments, Inc., member NASD/SIPC.


                                  [LOGO] IMSA

                           [LOGO] ALLMERICA FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES

               First Allmerica Financial Life Insurance Company
o Allmerica Financial Life Insurance and Annuity Company (all states except NY)
         Allmerica Trust Company, N.A. o Allmerica Investments, Inc.
               o Allmerica Investment Management Company, Inc.
                          o Financial Profiles, Inc.
                 The Hanover Insurance Company o AMGRO, Inc.
         o Allmerica Financial Alliance Insurance Company
                      o Allmerica Asset Management, Inc.
                Allmerica Financial Benefit Insurance Company
      o Citizens Insurance Company of America o Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

        [LOGO] ALLMERICA FINANCIAL(R)                   ------------------------
                                                               PRESORTED
                 ATTN: S130                               BOUND PRINTED MATTER
440 Lincoln Street, Worcester, Massachusetts 01653             U.S. POSTAGE
                                                                  PAID
                                                              LANCASTER, PA
         Change Service Requested                             PERMIT NO. 310
                                                        ------------------------

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Group VEL Account (File No. 811-
8704) and First Allmerica Financial Life Insurance and Annuity Company, Group VEL Account (File No. 811-7663), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.